Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 136,187,561.14
Previously Paid Amount	0.00
Total Fee Amount	18,807.50
Total Offset Amount	0.00
Net Fee	$ 18,807.50